Average Annual Total Returns{- Technology Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Technology Portfolio	VIP Technology Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Technology Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Technology Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1525 Past 1 year	F1525 Past 5 years	F1525 Past 10 years
Total	64.76%	31.00%	20.00%	18.40%	15.22%	13.88%	46.20%	27.69%	20.31%